Annual Operating Expenses - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF	Feb. 09, 2024
Operating Expenses:
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.43%

[1]	AAdjusted to reflect current fees.